Derivative financial instruments (Narrative) (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Maximum period hedge exposure to variability in future cash flows	10 years	10 years
Interest income	£ 13,631,000,000	£ 14,541,000,000	£ 13,953,000,000
Interest expense	3,786,000,000	4,004,000,000	3,345,000,000
Administration and general expenses	3,247,000,000	2,917,000,000	2,983,000,000
Taxation	(2,240,000,000)	(993,000,000)	£ (1,149,000,000)
Cash flow hedges [member]
Disclosure of fair value measurement of assets [line items]
Interest income	0	17,000,000
Interest expense	632,000,000	491,000,000
Administration and general expenses	0	17,000,000
Taxation	£ 0	£ 75,000,000